Stock-based Compensation (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option granted	3,720,500	4,704,932	1,654,000
Number of units Exercised	1,830,071	164,886	122,560
Common stock outstanding	8,896,954	7,478,736	5,148,074	4,823,893
Minimum percentage of fair market value		100.00%
After one year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of shares (In percentage)		25.00%
More than one year and with in 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of shares (In percentage)		75.00%
2015 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		8,246,052	5,750,504
Number of units Exercised		767,316	602,430
Common stock outstanding		7,478,736	5,148,074
2015 Stock Option Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option granted		11,708,001